OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mark-to-market swaps valuation:
Deferred revenue	$ 20,594	$ 17,888
Deferred credits from capital lease transactions	625	625
Other	6,385	6,609
Other current liabilities	99,481	57,045
Swap [Member] | Interest rate swap
Mark-to-market swaps valuation:
Derivative liabilities, current	15,222	15,119
Swap [Member] | Cross Currency Interest Rate Contract [Member]
Mark-to-market swaps valuation:
Derivative liabilities, current	56,639	16,804
Swap [Member] | Currency Swap [Member]
Mark-to-market swaps valuation:
Derivative liabilities, current	$ 16	$ 0